UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File number: 811-4321

JPMorgan Value Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Jeffrey L. Steele
President
JPMorgan Value Opportunities Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Copies to:
Julian E. Markham, Esq.
Thompson, O'Donnell
1212 New York Avenue, Suite 1000, NW
Washington, DC 20005
(Counsel for the registrant)

Registrant's telephone number, including area code:   (202) 842-5665

Date of fiscal year end: June 30, 2010

Date of reporting period: September 30, 2009

ITEM	ITEM 1. Schedule of Investments.

JPMorgan Value Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.3%
Consumer Discretionary — 8.9%
	Auto Components — 1.0%
209	Johnson Controls, Inc.	5,341

	Hotels, Restaurants & Leisure — 1.4%
126	International Game Technology	2,714
99	Royal Caribbean Cruises Ltd. (a)	2,389
81	Starwood Hotels & Resorts Worldwide, Inc.	2,668
		7,771
	Household Durables — 0.4%
170	Lennar Corp., Class A	2,423

	Media — 4.7%
201	Time Warner Cable, Inc.	8,663
274	Time Warner, Inc.	7,886
354	Walt Disney Co. (The)	9,724
		26,273
	Multiline Retail — 0.3%
25	Kohl's Corp. (a)	1,426

	Specialty Retail — 0.8%
193	Staples, Inc.	4,481

	Textiles, Apparel & Luxury Goods — 0.3%
25	Polo Ralph Lauren Corp.	1,896

	Total Consumer Discretionary	49,611

Consumer Staples — 5.7%
	Beverages — 1.0%
107	Coca-Cola Co. (The)	5,767

	Food & Staples Retailing — 2.6%
287	CVS/Caremark Corp.	10,254
65	SYSCO Corp.	1,621
59	Wal-Mart Stores, Inc.	2,881
		14,756
	Food Products — 0.7%
62	General Mills, Inc.	4,005

	Household Products — 1.4%
131	Procter & Gamble Co.	7,600

	Total Consumer Staples	32,128

Energy — 18.2%
	Energy Equipment & Services — 1.8%
200	Halliburton Co.	5,414
83	Schlumberger Ltd.	4,931
		10,345
	Oil, Gas & Consumable Fuels — 16.4%
122	Anadarko Petroleum Corp.	7,632
122	Apache Corp.	11,216
295	Chevron Corp.	20,803
219	ConocoPhillips	9,908
108	Devon Energy Corp.	7,283
255	Exxon Mobil Corp.	17,498
19	Hess Corp.	1,032

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Oil, Gas & Consumable Fuels — Continued
177	Occidental Petroleum Corp.	13,910
135	Williams Cos., Inc. (The)	2,408
		91,690

	Total Energy	102,035

Financials — 24.0%
	Capital Markets — 6.9%
43	Bank of New York Mellon Corp. (The)	1,255
100	Goldman Sachs Group, Inc. (The)	18,522
386	Morgan Stanley	11,932
132	State Street Corp.	6,968
		38,677
	Commercial Banks — 4.3%
191	BB&T Corp.	5,205
25	PNC Financial Services Group, Inc.	1,215
93	SunTrust Banks, Inc.	2,106
74	U.S. Bancorp	1,628
498	Wells Fargo & Co.	14,033
		24,187
	Consumer Finance — 1.6%
148	Capital One Financial Corp.	5,295
391	SLM Corp. (a)	3,411
		8,706
	Diversified Financial Services — 4.6%
1,181	Bank of America Corp.	19,986
1,213	Citigroup, Inc.	5,869
		25,855
	Insurance — 4.4%
130	ACE Ltd., (Switzerland) (a)	6,966
41	Aflac, Inc.	1,757
110	Assurant, Inc.	3,515
157	Genworth Financial, Inc., Class A	1,870
78	Lincoln National Corp.	2,029
132	Prudential Financial, Inc.	6,583
40	RenaissanceRe Holdings Ltd., (Bermuda)	2,164
		24,884
	Real Estate Investment Trusts (REITs) — 1.2%
88	Alexandria Real Estate Equities, Inc.	4,802
114	Annaly Capital Management, Inc.	2,059
		6,861
	Thrifts & Mortgage Finance — 1.0%
305	MGIC Investment Corp. (a)	2,262
272	New York Community Bancorp, Inc.	3,108
		5,370

	Total Financials	134,540

Health Care — 9.8%
	Biotechnology — 0.5%
48	Celgene Corp. (a)	2,674

	Health Care Equipment & Supplies — 0.8%
37	Baxter International, Inc.	2,110
52	Covidien plc, (Ireland)	2,267

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Health Care Equipment & Supplies — Continued
		4,377
	Health Care Providers & Services — 2.0%
123	Aetna, Inc.	3,411
60	McKesson Corp.	3,581
87	WellPoint, Inc. (a)	4,144
		11,136
	Pharmaceuticals — 6.5%
94	Abbott Laboratories	4,674
216	Bristol-Myers Squibb Co.	4,853
442	Merck & Co., Inc.	13,978
779	Pfizer, Inc	12,896
		36,401

	Total Health Care	54,588

Industrials — 9.3%
	Aerospace & Defense — 1.7%
62	Honeywell International, Inc.	2,307
33	Precision Castparts Corp.	3,375
61	United Technologies Corp.	3,702
		9,384
	Electrical Equipment — 0.7%
99	Cooper Industries plc, Class A	3,700

	Industrial Conglomerates — 2.3%
513	General Electric Co.	8,417
78	Textron, Inc.	1,476
86	Tyco International Ltd., (Bermuda)	2,970
		12,863
	Machinery — 2.3%
65	Eaton Corp.	3,659
66	Joy Global, Inc.	3,232
62	Kennametal, Inc.	1,523
91	Parker Hannifin Corp.	4,696
		13,110
	Road & Rail — 2.0%
39	CSX Corp.	1,643
116	Norfolk Southern Corp.	4,996
83	Union Pacific Corp.	4,858
		11,497
	Trading Companies & Distributors — 0.3%
60	GATX Corp.	1,663

	Total Industrials	52,217

Information Technology — 9.3%
	Communications Equipment — 2.1%
244	Cisco Systems, Inc. (a)	5,737
406	Corning, Inc.	6,214
		11,951
	Computers & Peripherals — 2.5%
299	Hewlett-Packard Co.	14,094

	Electronic Equipment, Instruments & Components — 0.5%
108	Avnet, Inc. (a)	2,800

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Internet Software & Services — 0.5%
5	Google, Inc., Class A (a)	2,574

	Semiconductors & Semiconductor Equipment — 1.4%
50	Analog Devices, Inc.	1,387
231	Applied Materials, Inc.	3,094
254	National Semiconductor Corp.	3,620
		8,101
	Software — 2.3%
256	Microsoft Corp.	6,637
366	Symantec Corp. (a)	6,028
		12,665

	Total Information Technology	52,185

Materials — 3.8%
	Chemicals — 2.9%
59	Air Products & Chemicals, Inc.	4,602
371	Dow Chemical Co. (The)	9,671
28	PPG Industries, Inc.	1,642
		15,915
	Containers & Packaging — 0.5%
54	Ball Corp.	2,644

	Metals & Mining — 0.4%
35	Freeport-McMoRan Copper & Gold, Inc.	2,387

	Total Materials	20,946

Telecommunication Services — 4.7%
	Diversified Telecommunication Services — 4.1%
764	Verizon Communications, Inc.	23,132

	Wireless Telecommunication Services — 0.6%
854	Sprint Nextel Corp. (a)	3,375

	Total Telecommunication Services	26,507

Utilities — 4.6%
	Electric Utilities — 2.7%
131	Edison International	4,414
21	Entergy Corp.	1,669
416	NV Energy, Inc.	4,824
140	Southern Co.	4,443
		15,350
	Multi-Utilities — 1.9%
166	CMS Energy Corp.	2,226
134	PG&E Corp.	5,439
93	Public Service Enterprise Group, Inc.	2,927
		10,592

	Total Utilities	25,942

	Total Common Stocks	550,699
	(Cost $474,877)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Preferred Stock — 0.5%
Materials — 0.5%
	Metals & Mining — 0.5%
29	Freeport-McMoRan Copper & Gold, Inc.
	(Cost $1,893)	2,957

	Total Materials	2,957

	Total Preferred Stock	2,957
	(Cost $1,893)

	Total Long-Term Investments — 98.8%	553,656
	(Cost $476,770)
	Other Assets in Excess of Liabilities — 1.2%	6,599
	NET ASSETS — 100.0%	$560,255

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,165
Aggregate gross unrealized depreciation	(14,279)
Net unrealized appreciation/depreciation	$76,886
Federal income tax cost of investments	$476,770

Value Opportunities Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
	Quoted prices	Other significant observable inputs	Significant unobservable inputs
Investments in Securities #	$550,699	$2,957	$–	$553,656

# Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI).  Level 2
    consists of preferred stock. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2.  Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There was no change in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Value Opportunities Fund, Inc.

By  /s/ Jeffrey L. Steele
         Jeffrey L. Steele, President and Principal Executive Officer

Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By  /s/ Jeffrey L. Steele
         Jeffrey L. Steele, President and Principal Executive Officer

Date: November 25, 2009

 By  /s/ Michael W. Stockton
           Michael W. Stockton, Principal Financial Officer,
           Vice President and Treasurer

Date: November 25, 2009